Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of related party balances

	December 31,	December 31,
	2019	2018
Shareholder loan	$2,076	$6,230
Due to related parties (Note 7)	275,512	83,331
	$277,588	$89,561

Schedule of key management personnel compensation

	December 31,	December 31,	December 31,
	2019	2018	2017
Consulting fees	$584,603	$335,114	$185,000
Salary	806,937	459,440	280,167
Directors fees	405,175	165,336	—
Stock-based compensation	5,696,960	1,497,881	659,228
	$7,493,675	$2,457,771	$1,124,395